Additional Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2023
Additional Balance Sheet Information [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following (in thousands):

	December 31, 2023	December 31, 2022
Prepaid expenses	$1,565	$133
Other receivables	26	67
Revolving line of credit issuance fees	47	—
Other	16	4
Prepaid expenses and other current assets	$1,654	$204

Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following (in thousands):

	December 31, 2023	December 31, 2022
Accounts payable	$11,040	$975
Accrued liabilities	1,360	1,359
Employee compensation	911	291
Other	84	27
Accounts payable and accrued expenses	$13,395	$2,652